Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues (notes 3)	$ 1,220,374	$ 1,464,975	$ 1,190,184
Voyage expenses	(405,546)	(474,371)	(495,604)
Vessel operating expenses	(252,594)	(241,585)	(275,139)
Charter hire expenses	(74,795)	(70,836)	(27,374)
Depreciation and amortization	(93,582)	(97,551)	(99,033)
General and administrative expenses	(61,058)	(57,590)	(57,552)
Restructuring charges (note 16)	(5,632)	(1,677)	(11,579)
Income from operations	365,247	531,725	245,766
Interest expense	(7,542)	(28,009)	(38,580)
Interest income	37,218	24,128	6,689
Other - net (note 17)	4,334	(1,691)	(3,066)
Income from continuing operations before income taxes	402,024	529,585	211,053
Income tax expense (note 18)	(405)	(12,162)	(1,417)
Income from continuing operations	401,619	517,423	209,636
Loss from discontinued operations (note 22)	0	0	(20,276)
Net income	401,619	517,423	189,360
Net income attributable to non-controlling interests (note 1)	(267,849)	(366,782)	(110,953)
Net income attributable to the shareholders of Teekay Corporation	133,770	150,641	78,407
Income from continuing operations	(401,619)	(517,423)	(209,636)
Net income attributable to non-controlling interests, continuing operations	(267,849)	(366,782)	(172,881)
Net income attributable to the shareholders of Teekay Corporation, continuing operations	133,770	150,641	36,755
Net loss attributable to non-controlling interests, discontinued operations	0	0	61,928
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	0	0	41,652
Net income attributable to the shareholders of Teekay Corporation	$ 133,770	$ 150,641	$ 78,407
Basic and Diluted (shares)	91,285,538	94,484,659	102,119,129
Common stock and common stock equivalents (shares)	93,275,031	96,644,969	104,415,597
• Diluted income	$ 1.42	$ 1.54	$ 0.76
Income (Loss) from Equity Method Investments	$ 2,767	$ 3,432	$ 244
Gain on sale and write-down of assets (note 15)	$ 38,080	$ 10,360	$ 21,863
Amounts attributable to the shareholders of Teekay Corporation
• Basic income from continuing operations attributable to shareholders of Teekay Corporation	$ 1.47	$ 1.59	$ 0.36
• Basic income from discontinued operations attributable to shareholders of Teekay Corporation	0	0	0.41
• Basic income	1.47	1.59	0.77
• Diluted income from continuing operations attributable to shareholders of Teekay Corporation	1.42	1.54	0.35
• Diluted income from discontinued operations attributable to shareholders of Teekay Corporation	0	0	0.40
• Diluted income	1.42	$ 1.54	$ 0.76
S2024Q4
Dividends	$ 1.00